CONVERTIBLE NOTES (Details 2)	6 Months Ended
Jun. 30, 2023 $ / shares
Debt Instrument [Line Items]
Sale of Stock, Price Per Share	$ 0.0395
Debt Instrument, Convertible, Conversion Price	$ 0.0305
[custom:VolatilityRate-0]	181.10%
[custom:RiskfreeRate-0]	5.47%
[custom:DividendRate-0]
[custom:YearsToMaturity1]	0.65
Initial Valuation [Member] | Minimum [Member]
Debt Instrument [Line Items]
Sale of Stock, Price Per Share	$ 0.0566
Debt Instrument, Convertible, Conversion Price	$ 0.0534
[custom:VolatilityRate-0]	165.30%
[custom:RiskfreeRate-0]	4.70%
[custom:YearsToMaturity1]	87
Initial Valuation [Member] | Maximum [Member]
Debt Instrument [Line Items]
Sale of Stock, Price Per Share	$ 0.1075
Debt Instrument, Convertible, Conversion Price	$ 0.0591
[custom:VolatilityRate-0]	170.53%
[custom:RiskfreeRate-0]	5.07%
[custom:YearsToMaturity1]	1